Patents	12 Months Ended
Jul. 31, 2013
Accounting Policies [Abstract]
Patents

Note 4 - Patents:

The costs and accumulated amortization of patents are summarized as follows:

	July 31,
	2013	2012

Patents	$5,657,455	$5,587,790

Less: Accumulated Amortization	3,338,039	2,953,332

Patents, Net	$2,319,416	$2,634,458

Weighted Average Life	8.6 years	9.4 years

Amortization expense amounted to $391,777, $441,087 and $430,650 for the years ended July 31, 2013, 2012 and 2011, respectively. Amortization expense is expected to be approximately $274,000 per year for the years ended July 31, 2014 through 2018. During the year ended July 31, 2013, the Company did not write off any patents. During the year ended July 31, 2012, the Company wrote off patents with a net book value of $440,780 as the patents had been abandoned or were no longer being used. The charge was included in research and development expenses on our consolidated statements of operations. During the year ended July 31, 2011, the Company did not write off any patents.